Income Taxes - Tax Losses Carryforwards and Deferred Tax Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Tax losses carried forward
No expiry date	$ 53,940	$ 40,897
2022	195	182
2024	3,998	3,716
2025	38,357	35,648
2026	51,034	47,661
2027	66,555	62,794
2028	114,490	106,793
2029	186,844	154,454
2030	259,163
Tax loss carryforwards	774,576	452,145
Deferred tax valuation allowance:
At January 1	69,399	49,021	$ 31,662
Charged to consolidated statements of operations	46,321	25,498	19,414
Utilization of previously unrecognized tax losses	(114)	(285)	(329)
Write-off of tax losses		(3,142)
Others			(105)
Exchange differences	6,772	(1,693)	(1,621)
As at December 31	$ 122,378	$ 69,399	$ 49,021
PRC
Tax losses carried forward
Expiration period	5 years
PRC | HNTEs
Tax losses carried forward
Expiration period	10 years